Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Commitments and contingencies
10. Commitments and contingencies
The Company has the following obligations over the next five fiscal years ending June 30, 2028:
Clinical development
The remaining commitments relating to contracts for drug manufacturing, clinical study management and safety for contracts the Company has entered into for its clinical trials as of June 30, 2024, is $1,852. Pursuant to the commitments for clinical trials, the Company has paid a total of $205 in deposits related to study initiation and certain study costs (note 3). These deposits are available to be applied against invoices received from the contract research organization but have not been netted against the Company’s commitments for the fiscal year ended June 30, 2024.
Office lease
The Company currently rents its shared head office on a
one-year
renewable lease at $2.4 per year and until January 2024, rented its administrative offices on a month-to-month
basis at a total rate of $1.90 (CA $2.5 per month) per month. During the year ended June 30, 2024, the Company recorded a total of $14 as rent expense (2023 - $39).

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Loss Contingencies [Line Items]
Commitments and contingencies
Note 10—Commitments and contingencies
Lease Commitments
– The Company leases facilities under
non-cancelable
operating leases for the laboratory and offices in Tampa, Florida. The current lease expires in February 2026.
Future minimum lease payments under these leases are as follows:

	$
Year ending December 31, 2024		$42,697
Year ending December 31, 2025		172,931
Year ending December 31, 2026		43,411
Interest portion of right of use liability		(19,482)

Operating lease liabilities		$239,557

Total lease expense was approximately $72,000 and $49,000 for the three months ending September 30, 2024 and 2023, respectively, and approximately $205,000 and $143,000 for the nine months ending September 30, 2024 and 2023, respectively.
Employment Agreements
– In March 2024, the Company signed a consulting agreement with an entity owned by the former CEO and President. In May 2023, and amended in March 2024, the Company signed employment agreements with the CEO and CFO.
Future minimum payments under these employment and consulting agreements are as follows:

Year ending December 31, 2024	$275,709
Year ending December 31, 2025	877,835

$1,153,544

Note 11—Commitments and contingencies
Lease Commitments
– The Company leases facilities under
non-cancelable
operating leases for the laboratory and offices in Tampa, Florida. The current lease was scheduled to expire in February 2024, but was amended in March 2024 to extend the expiry date to March 31, 2026.
Future minimum lease payments under these leases are as follows:

Year ending December 31, 2024	$21,002
Year ending December 31, 2025	—

21,002
Interest portion of right of use liability	(182)

Right of use lease liability	$20,820

Total lease expense was approximately $192,000 and $193,000 for the years ended December 31, 2023, and 2022, respectively.
Employment Agreements
– In July 2021, the Company signed a consulting agreement with the former CEO and President. In May 2023, the Company signed employment agreements with the CEO and CFO.

Future minimum payments under these employment and consulting agreements are as follows:

Year ending December 31, 2024	683,000
Year ending December 31, 2025	499,000

$1,182,000